Tax (Tables)	6 Months Ended
Jun. 30, 2025
Income taxes paid (refund) [abstract]
Schedule of relationship between tax expense and accounting profit	An explanation of the relationship between tax expense and accounting profit is set out below:

	Half-year to 30 Jun 2025 £m	Half-year to 30 Jun 2024 £m	Half-year to 31 Dec 2024 £m

Profit before tax	3,504	3,324	2,647
UK corporation tax thereon at 25.0% (2024: 25.0%)	(876)	(831)	(662)
Impact of surcharge on banking profits	(86)	(83)	(74)
Non-deductible costs: conduct charges	1	4	(31)
Non-deductible costs: bank levy	–	–	(37)
Other non-deductible costs	(127)	(39)	(34)
Non-taxable income	19	27	51
Tax relief on coupons on other equity instruments	61	67	58
Tax-exempt gains on disposals	25	33	65
Tax losses where no deferred tax recognised	(4)	(2)	(5)
Remeasurement of deferred tax due to rate changes	–	3	(3)
Differences in overseas tax rates	7	–	(9)
Policyholder tax	(35)	(46)	(29)
Deferred tax asset in respect of life assurance expenses	(40)	–	(5)
Adjustments in respect of prior years	95	(12)	106
Tax effect of share of results of joint ventures	–	(1)	–
Provision for Pillar 2 current income taxes	–	–	(5)
Tax expense	(960)	(880)	(614)